ORIGANIZATION AND BUSINESS ACTIVITY	12 Months Ended
Aug. 31, 2014
Notes to Financial Statements
Note 1 - ORIGANIZATION AND BUSINESS ACTIVITY

ORIGANIZATION AND BUSINESS

Mix1 Life, Inc. (formerly Antaga International Corp) (“the Company” or “Mix1”) was incorporated under the laws of the State of Nevada, U.S. on June 10, 2009. The Company is in the development stage as defined under Statement on Financial Accounting Standards Board Accounting Standards Codification FASB ASC 915-205 "Development-Stage Entities.” The Company plan is to develop business operations in nutritional supplements distribution and is working to that end.

On August 27, 2013, Antaga International Corp. entered into a Definitive Agreement (the "Agreement") with Mix1 LLC, an Arizona corporation, ("Mix") under which the Company acquired 100% of certain assets owned by Mix in exchange for 3,333,333, post reverse, newly issued shares of common stock in the Company.

Mix1 is an emerging beverage and nutritional supplements company currently with a product line of natural, ready-to-drink protein shakes. Our shakes offer a complete and balanced macronutrient mix and are intended to be consumed as a post work out, snack replacement, meal supplement or a meal replacement. Mix1 beverages have a high protein content (on average 26 grams per serving) and are unique due to their fruit-based flavors, relatively low calorie count and superior taste. Our shakes have a twelve month shelf life with no need for refrigeration and are currently served in a twelve ounce PET (polyethylene terephthalate) bottle.